CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2013	Oct. 31, 2016
Debt face amount	$ 8,800			$ 8,800
Debt Convertible into common stock	26,400,000			8,800,000
Loss on conversion of debt	$ 96,819	$ 72,328	$ 72,328
Derivative liabilities	1,600,752			$ 1,959,897
On March 14, 2016 [Member]
Derivative liabilities				771,939
On July 14, 2016 [Member]
Derivative liabilities				134,453
On July 16, 2016 [Member]
Derivative liabilities				128,320
On August 1, 2016 [Member]
Derivative liabilities				133,911
On August 4, 2016 [Member]
Derivative liabilities				222,470
On August 4, 2016 One [Member]
Derivative liabilities				133,163
On August 5, 2016 [Member]
Derivative liabilities				140,454
On August 5, 2016 One [Member]
Derivative liabilities				132,844
On August 26, 2016 [Member]
Derivative liabilities				$ 162,343
Convertible Notes Payable [Member]
Derivative liabilities	116,548
Convertible Notes Payable 1 [Member]
Derivative liabilities	1,106,220
Convertible Notes Payable 2 [Member]
Derivative liabilities	173,450
Convertible Notes Payable 3 [Member]
Derivative liabilities	$ 182,539